UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,218,222	$68,257,721
Domestic Equity 26.3%
Financial Select Sector SPDR ETF	914,300	25,207,251
[a,b] Franklin DynaTech Fund, Class R6	1,154,320	83,699,777
[a] Franklin Growth Fund, Class R6	1,228,265	118,404,706
[a] Franklin LibertyQ U.S. Equity ETF	593,700	16,995,494
[a] Franklin Rising Dividends Fund, Class R6	998,847	59,461,357
[a,b] Franklin Small Cap Growth Fund, Class R6	339,003	8,505,591
[a] Franklin Utilities Fund, Class R6	1,259,949	22,653,888
iShares S&P 500 Value ETF	181,755	19,873,092
		354,801,156
Domestic Fixed Income 41.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	5,082,162	44,621,386
[a] Franklin Low Duration Total Return Fund, Class R6	20,579,418	200,649,327
[a] Franklin Strategic Income Fund, Class R6	13,790,863	133,357,645
[a] Franklin U.S. Government Securities Fund, Class R6	25,452,246	151,949,906
iShares iBoxx $ Investment Grade Corporate Bond ETF	246,600	28,948,374
		559,526,638
Foreign Equity 14.6%
[a] Franklin FTSE Europe ETF	529,700	13,306,064
[a] Franklin FTSE Japan ETF	526,600	14,150,269
[a] Franklin International Small Cap Growth Fund, Class R6	2,181,019	43,445,890
[a] Franklin LibertyQ Emerging Markets ETF	1,508,700	50,956,342
[a] Franklin Mutual European Fund, Class R6	2,016,637	41,421,734
[a] Templeton Foreign Fund, Class R6	4,421,678	34,002,703
		197,283,002
Foreign Fixed Income 10.6%
[a] Franklin Emerging Market Debt Opportunities Fund	3,968,043	47,457,792
[a] Templeton Global Total Return Fund, Class R6	7,834,417	95,109,819
		142,567,611
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,134,901,552)		1,322,436,128

Short Term Investments 2.0%
Money Market Funds (Cost $25,781,100) 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	25,781,100	25,781,100

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $869,399) 0.1%
[d] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $869,570)
BNP Paribas Securities Corp. (Maturity Value $395,654)
Deutsche Bank Securities Inc. (Maturity Value $26,826)
HSBC Securities (USA) Inc. (Maturity Value $445,116)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,974)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [e]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22
(valued at $887,374)	$869,399	$869,399
Total Investments (Cost $1,161,552,051) 100.1%		1,349,086,627
Other Assets, less Liabilities (0.1)%		(1,834,010)
Net Assets 100.0%		$1,347,252,617

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
eThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 75.6%
[a] Franklin Growth Fund, Class R6	2,079,071	$200,422,482
[a,b] Franklin Growth Opportunities Fund, Class R6	4,806,820	199,194,605
[a] Franklin Mutual Shares Fund, Class R6	6,921,495	192,348,332
		591,965,419
Foreign Equity 24.4%
[a] Templeton Growth Fund Inc., Class R6	7,207,695	190,931,843
Total Investments in Underlying Funds
before Short Term Investments (Cost $525,057,848)		782,897,262

Short Term Investments (Cost $424) 0.0%†
Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	424	424
Total Investments in Underlying Funds (Cost $525,058,272) 100.0%		782,897,686
Other Assets, less Liabilities 0.0%†		89,485
Net Assets 100.0%		$782,987,171

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 33.3%
[a] Franklin Mutual Shares Fund, Class R6	53,486,478	$1,486,389,219
Domestic Hybrid 33.5%
[a] Franklin Income Fund, Class R6	658,653,094	1,495,142,523
Foreign Equity 33.2%
[a] Templeton Growth Fund Inc., Class R6	55,782,776	1,477,685,747
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,239,963,956)		4,459,217,489

Short Term Investments (Cost $573,362) 0.0%†
Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	573,362	573,362
Total Investments in Underlying Funds (Cost $4,240,537,318) 100.0%		4,459,790,851
Other Assets, less Liabilities (0.0)%†		(590,219)
Net Assets 100.0%		$4,459,200,632

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin Growth Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,051,315	$67,142,781
Domestic Equity 50.6%
Financial Select Sector SPDR ETF	1,767,100	48,718,947
[a,b] Franklin DynaTech Fund, Class R6	2,106,982	152,777,301
[a] Franklin Growth Fund, Class R6	2,303,600	222,066,994
[a] Franklin LibertyQ U.S. Equity ETF	1,092,100	31,262,891
[a] Franklin Rising Dividends Fund, Class R6	1,908,312	113,601,807
[a,b] Franklin Small Cap Growth Fund, Class R6	648,949	16,282,140
[a] Franklin Utilities Fund, Class R6	2,468,119	44,376,783
iShares S&P 500 Value ETF	320,557	35,049,702
		664,136,565
Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,102,935	9,683,766
[a] Franklin Low Duration Total Return Fund, Class R6	4,790,086	46,703,333
[a] Franklin Strategic Income Fund, Class R6	3,007,264	29,080,243
[a] Franklin U.S. Government Securities Fund, Class R6	5,551,119	33,140,183
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,900	6,327,321
		124,934,846
Foreign Equity 30.6%
[a] Franklin FTSE Europe ETF	1,076,100	27,031,632
[a] Franklin FTSE Japan ETF	1,038,600	27,908,221
[a] Franklin International Small Cap Growth Fund, Class R6	4,644,480	92,518,045
[a] Franklin LibertyQ Emerging Markets ETF	3,003,600	101,446,590
[a] Franklin Mutual European Fund, Class R6	3,967,837	81,499,377
[a] Templeton Foreign Fund, Class R6	9,142,221	70,303,676
		400,707,541
Foreign Fixed Income 2.3%
[a] Franklin Emerging Market Debt Opportunities Fund	839,689	10,042,675
[a] Templeton Global Total Return Fund, Class R6	1,666,726	20,234,058
		30,276,733
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $927,227,215)		1,287,198,466

Short Term Investments 2.0%
Money Market Funds (Cost $24,818,798) 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	24,818,798	24,818,798

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,025,382) 0.1%
[d] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $1,025,584)
BNP Paribas Securities Corp. (Maturity Value $466,641)
Deutsche Bank Securities Inc. (Maturity Value $31,639)
HSBC Securities (USA) Inc. (Maturity Value $524,976)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,328)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [e]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22
(valued at $1,046,582)	$1,025,382	$1,025,382
Total Investments (Cost $953,071,395) 100.1%		1,313,042,646
Other Assets, less Liabilities (0.1)%		(1,620,456)
Net Assets 100.0%		$1,311,422,190

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
eThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)

Franklin LifeSmart™ Retirement Income Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 90.3%
Domestic Equity 8.6%
iShares U.S. Preferred Stock ETF	130,400	$4,897,824
Domestic Fixed Income 56.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,536,324	13,488,923
[a] Franklin High Income Fund, Class R6	1,095,185	2,004,188
[a] Franklin U.S. Government Securities Fund, Class R6	2,309,702	13,788,922
iShares iBoxx $ High Yield Corporate Bond ETF	30,200	2,586,328
		31,868,361
Domestic Hybrid 20.8%
[a] Franklin Income Fund, Class R6	5,202,103	11,808,774
Foreign Fixed Income 4.8%
[a] Templeton Global Total Return Fund, Class R6	223,438	2,712,541
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $50,899,203)		51,287,500

	Units
Index-Linked Notes 9.0%
[b,c] Barclays Bank PLC, senior note, 144A, 0.342%, 7/08/19	2,500	2,363,765
[b,d] Morgan Stanley Finance LLC, senior note, 144A, 2.00%, 10/03/19	21,000	2,759,610
Total Index-Linked Notes (Cost $5,281,605)		5,123,375
Total Investments before Short Term Investments (Cost $56,180,808)		56,410,875

	Shares
Short Term Investments (Cost $277) 0.0%†
Money Market Funds 0.0%†
[a,e] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	277	277
Total Investments (Cost $56,181,085) 99.3%		56,411,152
Other Assets, less Liabilities 0.7%		409,717
Net Assets 100.0%		$56,820,869

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $5,123,375, representing 9.0% of net assets.
cSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.
dSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom
Enhanced SPX B Index 20 Delta.
eThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 5.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	302,593	$2,021,322
Domestic Equity 26.1%
Financial Select Sector SPDR ETF	33,100	912,567
[a] Franklin Growth Fund, Class R6	39,589	3,816,351
[a,b] Franklin Growth Opportunities Fund, Class R6	37,231	1,542,832
[a] Franklin LibertyQ U.S. Equity ETF	32,700	936,083
[a] Franklin Rising Dividends Fund, Class R6	25,106	1,494,589
[a,b] Franklin Small Cap Growth Fund, Class R6	20,360	510,833
[a] Franklin Utilities Fund, Class R6	32,010	575,536
iShares S&P 500 Value ETF	5,878	642,701
		10,431,492
Domestic Fixed Income 37.6%
[a] Franklin Floating Rate Daily Access Fund, Class R6	144,955	1,272,709
[a] Franklin Low Duration Total Return Fund, Class R6	847,670	8,264,779
[a] Franklin Strategic Income Fund, Class R6	129,064	1,248,051
[a] Franklin U.S. Government Securities Fund, Class R6	284,839	1,700,487
iShares Core U.S. Aggregate Bond ETF	17,000	1,823,250
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,300	739,557
		15,048,833
Foreign Equity 16.0%
[a] Franklin FTSE Europe ETF	51,600	1,296,192
[a] Franklin FTSE Japan ETF	17,300	464,868
[a] Franklin International Small Cap Growth Fund, Class R6	57,627	1,147,934
[a] Franklin LibertyQ Emerging Markets ETF	45,000	1,519,875
[a] Franklin Mutual International Fund, Class R6	45,733	708,857
iShares Global Infrastructure ETF	10,302	441,441
[a] Templeton Foreign Fund, Class R6	105,519	811,442
		6,390,609
Foreign Fixed Income 13.5%
[a] Franklin Emerging Market Debt Opportunities Fund	149,751	1,791,029
[a] Templeton Global Total Return Fund, Class R6	296,024	3,593,728
		5,384,757
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $36,495,669)		39,277,013

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $632,214) 1.6%
Money Market Funds 1.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	632,214	$632,214
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $37,127,883) 99.8%		39,909,227
Other Assets, less Liabilities 0.2%		83,631
Net Assets 100.0%		$39,992,858

|9

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	990,575	$6,617,038
Domestic Equity 36.2%
Financial Select Sector SPDR ETF	156,500	4,314,705
[a] Franklin Growth Fund, Class R6	176,673	17,031,281
[a,b] Franklin Growth Opportunities Fund, Class R6	163,315	6,767,759
[a] Franklin LibertyQ U.S. Equity ETF	142,300	4,073,537
[a] Franklin Rising Dividends Fund, Class R6	114,684	6,827,137
[a,b] Franklin Small Cap Growth Fund, Class R6	109,008	2,735,012
[a] Franklin Utilities Fund, Class R6	141,923	2,551,768
iShares S&P 500 Value ETF	27,281	2,982,905
		47,284,104
Domestic Fixed Income 25.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	293,777	2,579,360
[a] Franklin Low Duration Total Return Fund, Class R6	1,836,483	17,905,713
[a] Franklin Strategic Income Fund, Class R6	261,894	2,532,510
[a] Franklin U.S. Government Securities Fund, Class R6	641,922	3,832,275
iShares Core U.S. Aggregate Bond ETF	39,400	4,225,650
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,800	1,854,762
		32,930,270
Foreign Equity 22.7%
[a] Franklin FTSE Europe ETF	237,900	5,976,048
[a] Franklin FTSE Japan ETF	75,200	2,020,699
[a] Franklin International Small Cap Growth Fund, Class R6	260,066	5,180,509
[a] Franklin LibertyQ Emerging Markets ETF	227,200	7,673,680
[a] Franklin Mutual International Fund, Class R6	202,903	3,145,003
iShares Global Infrastructure ETF	55,099	2,360,992
[a] Templeton Foreign Fund, Class R6	436,354	3,355,565
		29,712,496
Foreign Fixed Income 8.8%
[a] Franklin Emerging Market Debt Opportunities Fund	317,627	3,798,820
[a] Templeton Global Total Return Fund, Class R6	628,251	7,626,972
		11,425,792
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $109,044,570)		127,969,700

Short Term Investments (Cost $2,631,748) 2.0%
Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	2,631,748	2,631,748
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $111,676,318) 100.0%		130,601,448
Other Assets, less Liabilities 0.0%†		34,834
Net Assets 100.0%		$130,636,282

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	373,119	$2,492,439
Domestic Equity 42.0%
Financial Select Sector SPDR ETF	66,700	1,838,919
[a] Franklin Growth Fund, Class R6	75,088	7,238,450
[a,b] Franklin Growth Opportunities Fund, Class R6	67,093	2,780,337
[a] Franklin LibertyQ U.S. Equity ETF	59,500	1,703,271
[a] Franklin Rising Dividends Fund, Class R6	49,708	2,959,119
[a,b] Franklin Small Cap Growth Fund, Class R6	55,783	1,399,606
[a] Franklin Utilities Fund, Class R6	65,022	1,169,092
iShares S&P 500 Value ETF	13,326	1,457,065
		20,545,859
Domestic Fixed Income 17.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	81,236	713,252
[a] Franklin Low Duration Total Return Fund, Class R6	478,239	4,662,827
[a] Franklin Strategic Income Fund, Class R6	72,268	698,836
[a] Franklin U.S. Government Securities Fund, Class R6	175,161	1,045,711
iShares Core U.S. Aggregate Bond ETF	10,600	1,136,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,400	399,126
		8,656,602
Foreign Equity 27.0%
[a] Franklin FTSE Europe ETF	108,300	2,720,496
[a] Franklin FTSE Japan ETF	34,800	935,111
[a] Franklin International Small Cap Growth Fund, Class R6	133,496	2,659,235
[a] Franklin LibertyQ Emerging Markets ETF	100,100	3,380,877
[a] Franklin Mutual International Fund, Class R6	90,920	1,409,252
iShares Global Infrastructure ETF	19,594	839,603
[a] Templeton Foreign Fund, Class R6	166,527	1,280,596
		13,225,170
Foreign Fixed Income 6.2%
[a] Franklin Emerging Market Debt Opportunities Fund	85,139	1,018,265
[a] Templeton Global Total Return Fund, Class R6	168,069	2,040,355
		3,058,620
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $42,992,972)		47,978,690

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $878,741) 1.8%
Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	878,741	$878,741
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $43,871,713) 99.8%		48,857,431
Other Assets, less Liabilities 0.2%		102,173
Net Assets 100.0%		$48,959,604

|13

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	877,379	$5,860,892
Domestic Equity 44.5%
Financial Select Sector SPDR ETF	167,000	4,604,190
[a] Franklin Growth Fund, Class R6	188,286	18,150,795
[a,b] Franklin Growth Opportunities Fund, Class R6	198,946	8,244,323
[a] Franklin LibertyQ U.S. Equity ETF	155,100	4,439,955
[a] Franklin Rising Dividends Fund, Class R6	116,169	6,915,559
[a,b] Franklin Small Cap Growth Fund, Class R6	112,126	2,813,249
[a] Franklin Utilities Fund, Class R6	148,986	2,678,756
iShares S&P 500 Value ETF	29,802	3,258,551
		51,105,378
Domestic Fixed Income 13.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	137,734	1,209,307
[a] Franklin Low Duration Total Return Fund, Class R6	868,435	8,467,238
[a] Franklin Strategic Income Fund, Class R6	118,800	1,148,801
[a] Franklin U.S. Government Securities Fund, Class R6	343,026	2,047,865
iShares Core U.S. Aggregate Bond ETF	19,900	2,134,275
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,900	927,381
		15,934,867
Foreign Equity 29.8%
[a] Franklin FTSE Europe ETF	267,100	6,709,552
[a] Franklin FTSE Japan ETF	86,800	2,332,403
[a] Franklin International Small Cap Growth Fund, Class R6	352,113	7,014,090
[a] Franklin LibertyQ Emerging Markets ETF	233,900	7,899,972
[a] Franklin Mutual International Fund, Class R6	261,203	4,048,652
iShares Global Infrastructure ETF	58,436	2,503,983
[a] Templeton Foreign Fund, Class R6	484,187	3,723,395
		34,232,047
Foreign Fixed Income 4.9%
[a] Franklin Emerging Market Debt Opportunities Fund	156,026	1,866,066
[a] Templeton Global Total Return Fund, Class R6	308,861	3,749,570
		5,615,636
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $93,940,154)		112,748,820

Short Term Investments 1.8%
Money Market Funds (Cost $2,014,744) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	2,014,744	2,014,744

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $57,364) 0.0%†
[d] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $57,375)
BNP Paribas Securities Corp. (Maturity Value $26,106)
Deutsche Bank Securities Inc. (Maturity Value $1,770)
HSBC Securities (USA) Inc. (Maturity Value $29,369)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $130)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [e]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22 (valued
at $58,550)	$57,364	$57,364
Total Investments (Cost $96,012,262) 99.9%		114,820,928
Other Assets, less Liabilities 0.1%		82,512
Net Assets 100.0%		$114,903,440

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
eThe security was issued on a discount basis with no stated coupon rate.

|15

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	300,771	$2,009,147
Domestic Equity 46.6%
Financial Select Sector SPDR ETF	58,200	1,604,574
[a] Franklin Growth Fund, Class R6	67,297	6,487,439
[a,b] Franklin Growth Opportunities Fund, Class R6	73,619	3,050,772
[a] Franklin LibertyQ U.S. Equity ETF	56,500	1,617,392
[a] Franklin Rising Dividends Fund, Class R6	41,358	2,462,068
[a,b] Franklin Small Cap Growth Fund, Class R6	41,202	1,033,745
[a] Franklin Utilities Fund, Class R6	53,426	960,599
iShares S&P 500 Value ETF	11,117	1,215,533
		18,432,122
Domestic Fixed Income 11.9%
[a] Franklin Floating Rate Daily Access Fund, Class R6	42,825	376,007
[a] Franklin Low Duration Total Return Fund, Class R6	265,203	2,585,729
[a] Franklin Strategic Income Fund, Class R6	36,774	355,605
[a] Franklin U.S. Government Securities Fund, Class R6	109,086	651,243
iShares Core U.S. Aggregate Bond ETF	4,900	525,525
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,900	223,041
		4,717,150
Foreign Equity 30.2%
[a] Franklin FTSE Europe ETF	93,300	2,343,696
[a] Franklin FTSE Japan ETF	29,900	803,443
[a] Franklin International Small Cap Growth Fund, Class R6	127,681	2,543,414
[a] Franklin LibertyQ Emerging Markets ETF	81,500	2,752,662
[a] Franklin Mutual International Fund, Class R6	94,028	1,457,433
iShares Global Infrastructure ETF	17,942	768,816
[a] Templeton Foreign Fund, Class R6	163,043	1,253,800
		11,923,264
Foreign Fixed Income 3.9%
[a] Franklin Emerging Market Debt Opportunities Fund	43,374	518,754
[a] Templeton Global Total Return Fund, Class R6	84,953	1,031,324
		1,550,078
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $34,316,331)		38,631,761

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $736,214) 1.9%
Money Market Funds 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	736,214	$736,214
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $35,052,545) 99.6%		39,367,975
Other Assets, less Liabilities 0.4%		151,037
Net Assets 100.0%		$39,519,012

|17

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	617,504	$4,124,930
Domestic Equity 46.8%
Financial Select Sector SPDR ETF	122,000	3,363,540
[a] Franklin Growth Fund, Class R6	138,656	13,366,451
[a,b] Franklin Growth Opportunities Fund, Class R6	151,929	6,295,926
[a] Franklin LibertyQ U.S. Equity ETF	117,300	3,357,877
[a] Franklin Rising Dividends Fund, Class R6	84,879	5,052,857
[a,b] Franklin Small Cap Growth Fund, Class R6	86,597	2,172,723
[a] Franklin Utilities Fund, Class R6	109,453	1,967,963
iShares S&P 500 Value ETF	21,455	2,345,890
		37,923,227
Domestic Fixed Income 10.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	71,118	624,412
[a] Franklin Low Duration Total Return Fund, Class R6	465,553	4,539,143
[a] Franklin Strategic Income Fund, Class R6	62,471	604,093
[a] Franklin U.S. Government Securities Fund, Class R6	180,813	1,079,455
iShares Core U.S. Aggregate Bond ETF	9,300	997,425
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,300	387,387
		8,231,915
Foreign Equity 32.2%
[a] Franklin FTSE Europe ETF	199,100	5,001,392
[a] Franklin FTSE Japan ETF	64,400	1,730,492
[a] Franklin International Small Cap Growth Fund, Class R6	261,380	5,206,687
[a] Franklin LibertyQ Emerging Markets ETF	179,000	6,045,725
[a] Franklin Mutual International Fund, Class R6	193,508	2,999,368
iShares Global Infrastructure ETF	44,175	1,892,899
[a] Templeton Foreign Fund, Class R6	419,027	3,222,318
		26,098,881
Foreign Fixed Income 3.6%
[a] Franklin Emerging Market Debt Opportunities Fund	80,575	963,675
[a] Templeton Global Total Return Fund, Class R6	158,921	1,929,306
		2,892,981
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $65,855,986)		79,271,934

Short Term Investments (Cost $1,710,339) 2.1%
Money Market Funds 2.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	1,710,339	1,710,339
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $67,566,325) 100.0%		80,982,273
Other Assets, less Liabilities 0.0%†		27,849
Net Assets 100.0%		$81,010,122

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

|19

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.5%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	252,916	$1,689,478
Domestic Equity 47.1%
Financial Select Sector SPDR ETF	49,900	1,375,743
[a] Franklin Growth Fund, Class R6	58,633	5,652,176
[a,b] Franklin Growth Opportunities Fund, Class R6	63,553	2,633,657
[a] Franklin LibertyQ U.S. Equity ETF	50,900	1,457,084
[a] Franklin Rising Dividends Fund, Class R6	35,268	2,099,503
[a,b] Franklin Small Cap Growth Fund, Class R6	29,961	751,718
[a] Franklin Utilities Fund, Class R6	45,476	817,664
iShares S&P 500 Value ETF	8,492	928,515
		15,716,060
Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	29,978	263,208
[a] Franklin Low Duration Total Return Fund, Class R6	173,999	1,696,491
[a] Franklin Strategic Income Fund, Class R6	25,364	245,269
[a] Franklin U.S. Government Securities Fund, Class R6	76,127	454,476
iShares Core U.S. Aggregate Bond ETF	3,300	353,925
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	176,085
		3,189,454
Foreign Equity 32.5%
[a] Franklin FTSE Europe ETF	83,000	2,084,960
[a] Franklin FTSE Japan ETF	26,500	712,082
[a] Franklin International Small Cap Growth Fund, Class R6	108,208	2,155,503
[a] Franklin LibertyQ Emerging Markets ETF	77,700	2,624,317
[a] Franklin Mutual International Fund, Class R6	80,526	1,248,150
iShares Global Infrastructure ETF	15,843	678,873
[a] Templeton Foreign Fund, Class R6	177,820	1,367,435
		10,871,320
Foreign Fixed Income 3.3%
[a] Franklin Emerging Market Debt Opportunities Fund	30,385	363,413
[a] Templeton Global Total Return Fund, Class R6	59,906	727,258
		1,090,671
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $28,697,301)		32,556,983

Quarterly Statement of Investments | See Notes to Statements of Investments. | 20

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $739,172) 2.2%
Money Market Funds 2.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	739,172	$739,172
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $29,436,473) 99.7%		33,296,155
Other Assets, less Liabilities 0.3%		97,057
Net Assets 100.0%		$33,393,212

|21

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin LifeSmart™ 2055 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 5.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	80,229	$535,930
Domestic Equity 47.1%
Financial Select Sector SPDR ETF	15,500	427,335
[a] Franklin Growth Fund, Class R6	19,164	1,847,407
[a,b] Franklin Growth Opportunities Fund, Class R6	20,272	840,095
[a] Franklin LibertyQ U.S. Equity ETF	16,600	475,198
[a] Franklin Rising Dividends Fund, Class R6	11,632	692,451
[a,b] Franklin Small Cap Growth Fund, Class R6	10,022	251,457
[a] Franklin Utilities Fund, Class R6	15,130	272,031
iShares S&P 500 Value ETF	1,895	207,199
		5,013,173
Domestic Fixed Income 9.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	9,975	87,581
[a] Franklin Low Duration Total Return Fund, Class R6	59,754	582,602
[a] Franklin Strategic Income Fund, Class R6	8,410	81,325
[a] Franklin U.S. Government Securities Fund, Class R6	23,505	140,327
iShares Core U.S. Aggregate Bond ETF	500	53,625
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	23,478
		968,938
Foreign Equity 32.6%
[a] Franklin FTSE Europe ETF	26,600	668,192
[a] Franklin FTSE Japan ETF	8,300	223,029
[a] Franklin International Small Cap Growth Fund, Class R6	35,670	710,542
[a] Franklin LibertyQ Emerging Markets ETF	23,800	803,845
[a] Franklin Mutual International Fund, Class R6	26,497	410,699
iShares Global Infrastructure ETF	4,297	184,127
[a] Templeton Foreign Fund, Class R6	60,624	466,199
		3,466,633
Foreign Fixed Income 3.4%
[a] Franklin Emerging Market Debt Opportunities Fund	10,064	120,366
[a] Templeton Global Total Return Fund, Class R6	19,657	238,637
		359,003
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $9,417,536)		10,343,677

Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $226,861) 2.1%
Money Market Funds 2.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	226,861	$226,861
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $9,644,397) 99.3%		10,570,538
Other Assets, less Liabilities 0.7%		77,052
Net Assets 100.0%		$10,647,590

|23

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2018 (unaudited)
Franklin Moderate Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	16,117,652	$107,665,913
Domestic Equity 38.8%
Financial Select Sector SPDR ETF	2,142,900	59,079,753
[a,b] Franklin DynaTech Fund, Class R6	2,531,175	183,535,526
[a] Franklin Growth Fund, Class R6	2,944,479	283,847,746
[a] Franklin LibertyQ U.S. Equity ETF	1,399,000	40,048,334
[a] Franklin Rising Dividends Fund, Class R6	2,328,820	138,634,654
[a,b] Franklin Small Cap Growth Fund, Class R6	842,830	21,146,599
[a] Franklin Utilities Fund, Class R6	3,079,334	55,366,423
iShares S&P 500 Value ETF	353,469	38,648,300
		820,307,335
Domestic Fixed Income 25.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,841,147	42,505,277
[a] Franklin Low Duration Total Return Fund, Class R6	20,423,960	199,133,608
[a] Franklin Strategic Income Fund, Class R6	13,308,832	128,696,405
[a] Franklin U.S. Government Securities Fund, Class R6	24,315,398	145,162,926
iShares iBoxx $ Investment Grade Corporate Bond ETF	227,100	26,659,269
		542,157,485
Foreign Equity 22.2%
[a] Franklin FTSE Europe ETF	1,271,600	31,942,592
[a] Franklin FTSE Japan ETF	1,285,500	34,542,671
[a] Franklin International Small Cap Growth Fund, Class R6	5,342,671	106,425,994
[a] Franklin LibertyQ Emerging Markets ETF	3,471,400	117,246,535
[a] Franklin Mutual European Fund, Class R6	4,793,444	98,457,344
[a] Templeton Foreign Fund, Class R6	10,522,543	80,918,358
		469,533,494
Foreign Fixed Income 6.4%
[a] Franklin Emerging Market Debt Opportunities Fund	3,735,631	44,678,150
[a] Templeton Global Total Return Fund, Class R6	7,445,196	90,384,678
		135,062,828
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,633,025,732)		2,074,727,055

Short Term Investments 1.9%
Money Market Funds (Cost $39,227,713) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	39,227,713	39,227,713

Quarterly Statement of Investments | See Notes to Statements of Investments. | 24

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,330,886) 0.1%
[d] Joint Repurchase Agreement, 1.769%, 4/02/18 (Maturity Value $1,331,148)
BNP Paribas Securities Corp. (Maturity Value $605,672)
Deutsche Bank Securities Inc. (Maturity Value $41,066)
HSBC Securities (USA) Inc. (Maturity Value $681,388)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,022)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.503%, 1/02/19 - 2/05/20; [e]U.S.
Treasury Bill, 5/17/18 - 1/31/19; and U.S. Treasury Note, 1.375% - 3.50%, 11/30/19 - 3/31/22
(valued at $1,358,402)	$1,330,886	$1,330,886
Total Investments (Cost $1,673,584,331) 100.1%		2,115,285,654
Other Assets, less Liabilities (0.1)%		(3,060,430)
Net Assets 100.0%		$2,112,225,224

See Abbreviations on page 37.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.
eThe security was issued on a discount basis with no stated coupon rate.

|25

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-three separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|26

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the three months ended March 31, 2018, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,227,952	16,396	(90,028)	1,154,320	$83,699,777	$—	$3,261,019	$2,706,126
Franklin Emerging Market Debt Opportunities
Fund	—	4,066,268	(98,225)	3,968,043	47,457,792	—	(5,514)	163,470
Franklin Floating Rate Daily Access Fund,
Class R6	4,775,895	431,106	(124,839)	5,082,162	44,621,386	517,755	(11,434)	49,131
Franklin FTSE Europe ETF	563,900	7,300	(41,500)	529,700	13,306,064	—	52,127	(203,551)
Franklin FTSE Japan ETF	—	532,100	(5,500)	526,600	14,150,269	—	(3,791)	(804,863)
Franklin Growth Fund, Class R6	1,306,742	17,343	(95,820)	1,228,265	118,404,706	—	3,769,829	(951,812)
Franklin International Small Cap Growth Fund,
Class R6	2,321,149	30,474	(170,604)	2,181,019	43,445,890	—	695,620	(1,003,086)
Franklin K2 Alternative Strategies Fund,
Class R6	3,062,011	—	(3,062,011)	—	—[a]	—	3,289,618	(2,585,356)
Franklin LibertyQ Emerging Markets ETF	1,606,500	20,900	(118,700)	1,508,700	50,956,342	—	563,444	746,167
Franklin LibertyQ U.S. Equity ETF	632,000	8,200	(46,500)	593,700	16,995,494	52,892	181,951	(303,798)
Franklin Low Duration Total Return Fund,
Class R6	23,643,338	1,452,956	(4,516,876)	20,579,418	200,649,327	1,774,829	(2,014,208)	255,201
Franklin Mutual European Fund, Class R6	2,146,356	28,005	(157,724)	2,016,637	41,421,734	—	295,766	(917,006)
Franklin Pelagos Commodities Strategy Fund,
Class R6	4,757,464	5,460,758	—	10,218,222	68,257,721	—	—	(49,451)
Franklin Rising Dividends Fund, Class R6	1,062,619	14,048	(77,820)	998,847	59,461,357	—	1,804,419	(3,112,495)
Franklin Small Cap Growth Fund, Class R6	360,599	4,706	(26,302)	339,003	8,505,591	—	162,111	318,876
Franklin Strategic Income Fund, Class R6	12,986,969	1,144,636	(340,742)	13,790,863	133,357,645	1,333,449	(85,929)	(2,398,182)
Franklin U.S. Government Securities Fund,
Class R6	24,011,063	2,071,069	(629,886)	25,452,246	151,949,906	1,254,561	(288,677)	(2,448,574)
Franklin Utilities Fund, Class R6	1,330,449	26,700	(97,200)	1,259,949	22,653,888	162,589	505,714	(1,613,921)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	11,221,101	41,719,563	(27,159,564)	25,781,100	25,781,100	60,819	—	—
Templeton Foreign Fund, Class R6	4,705,606	62,097	(346,025)	4,421,678	34,002,703	—	644,257	(1,615,194)
Templeton Global Total Return Fund,
Class R6	11,050,252	843,676	(4,059,511)	7,834,417	95,109,819	933,224	410,413	963,274
Total Affiliated Securities					$1,274,188,511	$6,090,118	$13,226,735	$(12,805,044)

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,103,909	—	(24,838)	2,079,071	$200,422,482	$—	$86,374	$3,838,012
Franklin Growth Opportunities Fund,
Class R6	5,018,837	—	(212,017)	4,806,820	199,194,605	—	544,069	10,667,595
Franklin Mutual Shares Fund, Class R6	6,736,303	211,428	(26,236)	6,921,495	192,348,332	—	(3,672)	(5,694,482)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	79	8,391,135	(8,390,790)	424	424	701	—	—
Templeton Growth Fund Inc., Class R6.	7,249,681	—	(41,986)	7,207,695	190,931,843	—	77,169	(5,277,572)
Total Affiliated Securities					$782,897,686	$701	$703,940	$3,533,553

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	670,219,817	8,908,224	(20,474,947)	658,653,094	$1,495,142,523	$20,868,299	$(892,920)	$(59,400,544)
Franklin Mutual Shares Fund, Class R6	55,351,664	—	(1,865,186)	53,486,478	1,486,389,219	—	10,782,824	(53,766,264)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	760	40,487,307	(39,914,705)	573,362	573,362	3,674	—	—
Templeton Growth Fund Inc., Class R6.	58,210,549	—	(2,427,773)	55,782,776	1,477,685,747	—	13,488,911	(52,022,339)
Total Affiliated Securities					$4,459,790,851	$20,871,973	$23,378,815	$(165,189,147)

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,133,400	—	(57,300)	1,076,100	$27,031,632	$—	$69,544	$(418,740)
Franklin FTSE Japan ETF	—	1,045,500	(6,900)	1,038,600	27,908,221	—	(9,791)	(1,616,580)
Franklin LibertyQ Emerging Markets ETF	3,164,100	—	(160,500)	3,003,600	101,446,590	—	788,414	1,692,253
Franklin LibertyQ U.S. Equity ETF	1,150,500	—	(58,400)	1,092,100	31,262,891	97,689	230,818	(492,543)
Total Controlled Affiliates					$187,649,334	$97,689	$1,078,985	$(835,610)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,218,583	—	(111,601)	2,106,982	$152,777,301	$—	$2,441,820	$8,191,979
Franklin Emerging Market Debt Opportunities
Fund	—	963,147	(123,458)	839,689	10,042,675	—	(5,664)	35,514
Franklin Floating Rate Daily Access Fund,
Class R6	1,026,096	238,183	(161,344)	1,102,935	9,683,766	121,014	(17,609)	18,352
Franklin Growth Fund, Class R6	2,425,586	—	(121,986)	2,303,600	222,066,994	—	3,647,903	1,279,187
Franklin International Small Cap Growth Fund,
Class R6	4,891,350	—	(246,870)	4,644,480	92,518,045	—	843,848	(1,643,437)
Franklin K2 Alternative Strategies Fund,
Class R6	2,959,095	—	(2,959,095)	—	—[a]	—	3,137,984	(2,457,392)
Franklin Low Duration Total Return Fund,
Class R6	5,442,537	1,236,182	(1,888,633)	4,790,086	46,703,333	445,853	(564,134)	103,154
Franklin Mutual European Fund, Class R6	4,178,804	—	(210,967)	3,967,837	81,499,377	—	257,544	(1,589,743)
Franklin Pelagos Commodities Strategy Fund,
Class R6	4,606,601	5,444,714	—	10,051,315	67,142,781	—	—	(78,961)
Franklin Rising Dividends Fund, Class R6	2,009,236	—	(100,924)	1,908,312	113,601,807	—	1,915,589	(4,622,516)
Franklin Small Cap Growth Fund, Class R6	683,285	—	(34,336)	648,949	16,282,140	—	151,194	749,690
Franklin Strategic Income Fund, Class R6	2,803,671	645,141	(441,548)	3,007,264	29,080,243	315,604	(90,288)	(533,253)
Franklin U.S. Government Securities Fund,
Class R6	5,183,303	1,181,784	(813,968)	5,551,119	33,140,183	296,960	(341,508)	(309,902)
Franklin Utilities Fund, Class R6	2,579,038	18,487	(129,406)	2,468,119	44,376,783	319,821	519,290	(2,697,220)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	15,843	43,806,016	(19,003,061)	24,818,798	24,818,798	59,768	—	—
Templeton Foreign Fund, Class R6	9,628,322	—	(486,101)	9,142,221	70,303,676	—	635,757	(2,766,562)
Templeton Global Total Return Fund,
Class R6	2,326,168	513,921	(1,173,363)	1,666,726	20,234,058	213,591	44,552	209,575
Total Non-Controlled Affiliates					$1,034,271,960	$1,772,611	$12,576,278	$(6,111,535)
Total Affiliated Securities					$1,221,921,294	$1,870,300	$13,655,263	$(6,947,145)

Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	1,642,895	43,063	(149,634)	1,536,324	$13,488,923	$166,441	$3,726	$20,407
Franklin High Income Fund, Class R6	2,134,595	51,468	(1,090,878)	1,095,185	2,004,188	37,875	(43,635)	(33,318)
Franklin Income Fund, Class R6	5,341,125	69,589	(208,611)	5,202,103	11,808,774	163,026	12,047	(468,602)

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund,
Class R6	1,455,994	998,493	(144,785)	2,309,702	$13,788,922	$98,607	$(49,699)	$(108,074)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	65,050	2,338,333	(2,403,106)	277	277	653	—	—
Templeton Global Total Return Fund,
Class R6	218,266	5,172	—	223,438	2,712,541	23,661	—	19,819
Total Affiliated Securities					$43,803,625	$490,263	$(77,561)	$(569,768)

Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	150,657	(906)	149,751	$1,791,029	$—	$(1)	$6,441
Franklin Floating Rate Daily Access Fund,
Class R6	113,595	33,631	(2,271)	144,955	1,272,709	14,050	(272)	932
Franklin FTSE Europe ETF	54,400	4,900	(7,700)	51,600	1,296,192	—	3,092	(19,759)
Franklin FTSE Japan ETF	—	17,600	(300)	17,300	464,868	—	(167)	(24,171)
Franklin Growth Fund, Class R6	41,360	3,705	(5,476)	39,589	3,816,351	—	73,807	3,732
Franklin Growth Opportunities Fund,
Class R6	38,900	3,506	(5,175)	37,231	1,542,832	—	13,640	67,678
Franklin International Small Cap Growth Fund,
Class R6	59,882	5,507	(7,762)	57,627	1,147,934	—	21,181	(31,504)
Franklin K2 Long Short Credit Fund, Class R6.	86,634	3	(86,637)	—	—[a]	—	54,892	(50,561)
Franklin LibertyQ Emerging Markets ETF	47,400	4,200	(6,600)	45,000	1,519,875	—	22,633	12,439
Franklin LibertyQ U.S. Equity ETF	34,600	2,700	(4,600)	32,700	936,083	2,880	14,295	(21,974)
Franklin Low Duration Total Return Fund,
Class R6	768,049	198,572	(118,951)	847,670	8,264,779	66,003	(24,371)	(40,473)
Franklin Mutual International Fund, Class R6 .	47,619	4,493	(6,379)	45,733	708,857	—	8,248	(27,602)
Franklin Pelagos Commodities Strategy Fund,
Class R6	126,603	175,995	(5)	302,593	2,021,322	—	—	(1,438)
Franklin Rising Dividends Fund, Class R6	26,237	2,355	(3,486)	25,106	1,494,589	—	27,479	(61,699)
Franklin Small Cap Growth Fund, Class R6	21,218	1,939	(2,797)	20,360	510,833	—	10,656	16,413
Franklin Strategic Income Fund, Class R6	101,065	30,016	(2,017)	129,064	1,248,051	12,116	(219)	(22,194)
Franklin U.S. Government Securities Fund,
Class R6	223,660	65,639	(4,460)	284,839	1,700,487	13,631	(1,599)	(26,992)
Franklin Utilities Fund, Class R6	33,104	3,316	(4,410)	32,010	575,536	4,025	3,001	(27,841)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	904,584	2,862,798	(3,135,168)	632,214	632,214	2,080	—	—
Templeton Foreign Fund, Class R6	110,287	9,857	(14,625)	105,519	811,442	—	14,842	(38,352)
Templeton Global Total Return Fund,
Class R6	347,950	92,510	(144,436)	296,024	3,593,728	33,589	11,082	34,247
Total Affiliated Securities					$35,349,711	$148,374	$252,219	$(252,678)

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	324,876	(7,249)	317,627	$3,798,820	$—	$(382)	$12,800
Franklin Floating Rate Daily Access Fund,
Class R6	246,435	57,262	(9,920)	293,777	2,579,360	29,931	(1,059)	2,717
Franklin FTSE Europe ETF	257,000	5,200	(24,300)	237,900	5,976,048	—	19,195	(91,746)
Franklin FTSE Japan ETF	—	75,500	(300)	75,200	2,020,699	—	(47)	(113,502)
Franklin Growth Fund, Class R6	190,521	3,898	(17,746)	176,673	17,031,281	—	297,854	86,854
Franklin Growth Opportunities Fund,
Class R6	176,178	3,606	(16,469)	163,315	6,767,759	—	55,054	327,171
Franklin International Small Cap Growth Fund,
Class R6	280,645	5,704	(26,283)	260,066	5,180,509	—	84,440	(124,612)

|29

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares		Value			Unrealized
	at Beginning	Gross	Gross Held at End			at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin K2 Long Short Credit Fund, Class R6.	304,923	—	(304,923)	—	$	—[a]	$—	$194,782	$(179,535)
Franklin LibertyQ Emerging Markets ETF	245,600	5,000	(23,400)	227,200		7,673,680	—	100,679	89,869
Franklin LibertyQ U.S. Equity ETF	153,900	3,000	(14,600)	142,300		4,073,537	12,693	53,225	(85,241)
Franklin Low Duration Total Return Fund,
Class R6	1,781,870	404,798	(350,185)	1,836,483		17,905,713	150,370	(127,896)	(21,740)
Franklin Mutual International Fund, Class R6 .	219,075	4,429	(20,601)	202,903		3,145,003	—	5,590	(92,399)
Franklin Pelagos Commodities Strategy Fund,
Class R6	447,478	543,097	—	990,575		6,617,038	—	—	(6,951)
Franklin Rising Dividends Fund, Class R6	123,696	2,517	(11,529)	114,684		6,827,137	—	115,026	(268,749)
Franklin Small Cap Growth Fund, Class R6	117,520	2,395	(10,907)	109,008		2,735,012	—	85,213	66,856
Franklin Strategic Income Fund, Class R6	220,117	50,654	(8,877)	261,894		2,532,510	25,534	(1,258)	(47,138)
Franklin U.S. Government Securities Fund,
Class R6	540,046	123,441	(21,565)	641,922		3,832,275	31,905	(8,478)	(60,770)
Franklin Utilities Fund, Class R6	151,930	4,153	(14,160)	141,923		2,551,768	18,206	13,884	(135,621)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	1,977,315	5,379,833	(4,725,400)	2,631,748		2,631,748	6,362	—	—
Templeton Foreign Fund, Class R6	470,403	9,779	(43,828)	436,354		3,355,565	—	67,728	(164,846)
Templeton Global Total Return Fund,
Class R6	790,981	174,965	(337,695)	628,251		7,626,972	75,182	25,171	73,497
Total Affiliated Securities						$114,862,434	$350,183	$978,721	$(733,086)

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	91,445	(6,306)	85,139		$1,018,265	$—	$(255)	$3,827
Franklin Floating Rate Daily Access Fund,
Class R6	70,071	16,977	(5,812)	81,236		713,252	8,288	(573)	832
Franklin FTSE Europe ETF	108,100	5,300	(5,100)	108,300		2,720,496	—	5,265	(40,754)
Franklin FTSE Japan ETF	—	35,100	(300)	34,800		935,111	—	(197)	(52,022)
Franklin Growth Fund, Class R6	74,736	3,725	(3,373)	75,088		7,238,450	—	16,842	132,222
Franklin Growth Opportunities Fund,
Class R6	66,753	3,339	(2,999)	67,093		2,780,337	—	2,794	146,957
Franklin International Small Cap Growth Fund,
Class R6	132,768	6,592	(5,864)	133,496		2,659,235	—	8,753	(34,478)
Franklin K2 Long Short Credit Fund, Class R6.	109,217	—	(109,217)	—		—[a]	—	66,836	(61,375)
Franklin LibertyQ Emerging Markets ETF	99,700	4,900	(4,500)	100,100		3,380,877	—	12,467	65,395
Franklin LibertyQ U.S. Equity ETF	59,400	2,900	(2,800)	59,500		1,703,271	5,278	5,513	(20,111)
Franklin Low Duration Total Return Fund,
Class R6	478,158	113,476	(113,395)	478,239		4,662,827	39,295	(28,262)	(10,756)
Franklin Mutual International Fund, Class R6 .	90,470	4,625	(4,175)	90,920		1,409,252	—	1,284	(40,908)
Franklin Pelagos Commodities Strategy Fund,
Class R6	160,524	212,595	—	373,119		2,492,439	—	—	(3,121)
Franklin Rising Dividends Fund, Class R6	49,468	2,470	(2,230)	49,708		2,959,119	—	6,367	(77,010)
Franklin Small Cap Growth Fund, Class R6	55,300	2,872	(2,389)	55,783		1,399,606	—	2,918	71,555
Franklin Strategic Income Fund, Class R6	62,409	15,003	(5,144)	72,268		698,836	7,082	(1,009)	(12,338)
Franklin U.S. Government Securities Fund,
Class R6	151,620	36,238	(12,697)	175,161		1,045,711	8,760	(5,387)	(13,190)
Franklin Utilities Fund, Class R6	64,089	3,851	(2,918)	65,022		1,169,092	8,269	(5,131)	(47,983)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	842,489	2,518,136	(2,481,884)	878,741		878,741	2,467	—	—
Templeton Foreign Fund, Class R6	165,784	8,284	(7,541)	166,527		1,280,596	—	4,771	(43,356)

|30

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund,
Class R6	218,069	46,860	(96,860)	168,069	$2,040,355	$20,153	$3,909	$22,375
Total Affiliated Securities					$43,185,868	$99,592	$96,905	$(14,239)

Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	171,423	(15,397)	156,026	$1,866,066	$—	$(712)	$6,442
Franklin Floating Rate Daily Access Fund,
Class R6	123,995	27,317	(13,578)	137,734	1,209,307	15,132	(1,557)	2,051
Franklin FTSE Europe ETF	282,200	3,200	(18,300)	267,100	6,709,552	—	19,855	(103,563)
Franklin FTSE Japan ETF	—	87,700	(900)	86,800	2,332,403	—	(988)	(134,140)
Franklin Growth Fund, Class R6	198,598	2,312	(12,624)	188,286	18,150,795	—	157,263	253,427
Franklin Growth Opportunities Fund,
Class R6	209,805	2,427	(13,286)	198,946	8,244,323	—	30,053	439,913
Franklin International Small Cap Growth Fund,
Class R6	371,243	4,300	(23,430)	352,113	7,014,090	—	69,212	(126,771)
Franklin K2 Long Short Credit Fund, Class R6.	272,339	—	(272,339)	—	—[a]	—	172,939	(159,323)
Franklin LibertyQ Emerging Markets ETF	246,900	2,900	(15,900)	233,900	7,899,972	—	68,650	126,976
Franklin LibertyQ U.S. Equity ETF	164,000	1,700	(10,600)	155,100	4,439,955	13,838	37,628	(72,795)
Franklin Low Duration Total Return Fund,
Class R6	904,326	194,595	(230,486)	868,435	8,467,238	76,466	(60,838)	(14,778)
Franklin Mutual International Fund, Class R6 .	275,168	3,303	(17,268)	261,203	4,048,652	—	6,801	(120,662)
Franklin Pelagos Commodities Strategy Fund,
Class R6	401,076	476,303	—	877,379	5,860,892	—	—	(6,995)
Franklin Rising Dividends Fund, Class R6	122,435	1,429	(7,695)	116,169	6,915,559	—	56,565	(217,699)
Franklin Small Cap Growth Fund, Class R6	118,226	1,367	(7,467)	112,126	2,813,249	—	28,867	128,145
Franklin Strategic Income Fund, Class R6	107,242	23,397	(11,839)	118,800	1,148,801	8,288	(2,552)	(20,972)
Franklin U.S. Government Securities Fund,
Class R6	310,246	67,032	(34,252)	343,026	2,047,865	12,229	(15,116)	(24,142)
Franklin Utilities Fund, Class R6	155,847	2,971	(9,832)	148,986	2,678,756	19,318	727	(131,061)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	1,024,047	4,920,096	(3,929,399)	2,014,744	2,014,744	5,496	—	—
Templeton Foreign Fund, Class R6	510,656	5,949	(32,418)	484,187	3,723,395	—	34,413	(145,124)
Templeton Global Total Return Fund,
Class R6	417,150	86,680	(194,969)	308,861	3,749,570	38,713	7,234	40,373
Total Affiliated Securities					$101,335,184	$189,480	$608,444	$(280,698)

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	47,108	(3,734)	43,374	$518,754	$—	$(169)	$1,808
Franklin Floating Rate Daily Access Fund,
Class R6	35,270	11,300	(3,745)	42,825	376,007	4,415	(441)	485
Franklin FTSE Europe ETF	91,500	6,000	(4,200)	93,300	2,343,696	—	3,334	(35,533)
Franklin FTSE Japan ETF	—	30,300	(400)	29,900	803,443	—	(238)	(43,735)
Franklin Growth Fund, Class R6	65,804	4,514	(3,021)	67,297	6,487,439	—	11,916	110,655
Franklin Growth Opportunities Fund,
Class R6	71,929	4,957	(3,267)	73,619	3,050,772	—	1,867	155,216
Franklin International Small Cap Growth Fund,
Class R6	124,690	8,600	(5,609)	127,681	2,543,414	—	6,241	(32,750)
Franklin K2 Long Short Credit Fund, Class R6.	86,360	—	(86,360)	—	—[a]	—	49,775	(45,456)
Franklin LibertyQ Emerging Markets ETF	79,700	5,500	(3,700)	81,500	2,752,662	—	7,733	52,926
Franklin LibertyQ U.S. Equity ETF	55,300	3,800	(2,600)	56,500	1,617,392	5,027	2,934	(18,126)

|31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund,
Class R6	252,322	79,598	(66,717)	265,203	$2,585,729	$22,009	$(11,937)	$(10,335)
Franklin Mutual International Fund, Class R6 .	91,940	6,336	(4,248)	94,028	1,457,433	—	993	(42,483)
Franklin Pelagos Commodities Strategy Fund,
Class R6	127,402	173,369	—	300,771	2,009,147	—	—	(2,518)
Franklin Rising Dividends Fund, Class R6	40,411	2,791	(1,844)	41,358	2,462,068	—	4,158	(65,087)
Franklin Small Cap Growth Fund, Class R6	40,180	2,768	(1,746)	41,202	1,033,745	—	1,586	51,403
Franklin Strategic Income Fund, Class R6	30,286	9,643	(3,155)	36,774	355,605	3,655	(724)	(6,345)
Franklin U.S. Government Securities Fund,
Class R6	90,122	28,501	(9,537)	109,086	651,243	5,535	(4,117)	(7,657)
Franklin Utilities Fund, Class R6	51,662	4,054	(2,290)	53,426	960,599	6,669	(3,988)	(38,112)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	511,800	2,723,045	(2,498,631)	736,214	736,214	2,060	—	—
Templeton Foreign Fund, Class R6	159,417	10,915	(7,289)	163,043	1,253,800	—	3,100	(41,285)
Templeton Global Total Return Fund,
Class R6	105,449	31,055	(51,551)	84,953	1,031,324	10,315	1,037	11,023
Total Affiliated Securities					$35,030,486	$59,685	$73,060	$(5,906)

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	90,174	(9,599)	80,575	$963,675	$—	$(519)	$3,335
Franklin Floating Rate Daily Access Fund,
Class R6	65,267	14,364	(8,513)	71,118	624,412	7,298	(989)	1,102
Franklin FTSE Europe ETF	202,100	5,800	(8,800)	199,100	5,001,392	—	10,951	(76,893)
Franklin FTSE Japan ETF	—	64,600	(200)	64,400	1,730,492	—	(31)	(97,850)
Franklin Growth Fund, Class R6	140,901	3,777	(6,022)	138,656	13,366,451	—	56,773	225,453
Franklin Growth Opportunities Fund,
Class R6	154,448	4,153	(6,672)	151,929	6,295,926	—	15,650	329,813
Franklin International Small Cap Growth Fund,
Class R6	265,700	7,091	(11,411)	261,380	5,206,687	—	33,790	(82,464)
Franklin K2 Long Short Credit Fund, Class R6.	187,404	—	(187,404)	—	—[a]	—	119,180	(109,888)
Franklin LibertyQ Emerging Markets ETF	182,300	4,600	(7,900)	179,000	6,045,725	—	34,566	107,559
Franklin LibertyQ U.S. Equity ETF	119,300	3,100	(5,100)	117,300	3,357,877	10,430	16,993	(45,856)
Franklin Low Duration Total Return Fund,
Class R6	494,261	106,133	(134,841)	465,553	4,539,143	40,784	(23,423)	(17,666)
Franklin Mutual International Fund, Class R6 .	196,741	5,223	(8,456)	193,508	2,999,368	—	4,033	(89,619)
Franklin Pelagos Commodities Strategy Fund,
Class R6	275,261	345,069	(2,826)	617,504	4,124,930	—	216	(5,523)
Franklin Rising Dividends Fund, Class R6	86,278	2,310	(3,709)	84,879	5,052,857	—	23,602	(144,909)
Franklin Small Cap Growth Fund, Class R6	87,967	2,366	(3,736)	86,597	2,172,723	—	12,426	105,049
Franklin Strategic Income Fund, Class R6	57,358	12,499	(7,386)	62,471	604,093	6,381	(1,638)	(10,979)
Franklin U.S. Government Securities Fund,
Class R6	166,371	35,893	(21,451)	180,813	1,079,455	9,508	(9,347)	(11,383)
Franklin Utilities Fund, Class R6	110,252	3,869	(4,668)	109,453	1,967,963	14,080	(1,294)	(91,072)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	516,375	4,214,879	(3,020,915)	1,710,339	1,710,339	4,017	—	—
Templeton Foreign Fund, Class R6	425,835	11,408	(18,216)	419,027	3,222,318	—	14,544	(112,409)
Templeton Global Total Return Fund,
Class R6	218,541	44,916	(104,536)	158,921	1,929,306	19,977	2,098	22,058
Total Affiliated Securities					$71,995,132	$112,475	$307,581	$(102,142)

|32

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	35,715	(5,330)	30,385	$363,413	$—	$(270)	$1,411
Franklin Floating Rate Daily Access Fund,
Class R6	26,321	9,034	(5,377)	29,978	263,208	3,188	(587)	579
Franklin FTSE Europe ETF	81,500	5,500	(4,000)	83,000	2,084,960	—	1,124	(31,350)
Franklin FTSE Japan ETF	—	27,100	(600)	26,500	712,082	—	(707)	(39,225)
Franklin Growth Fund, Class R6	57,252	4,032	(2,651)	58,633	5,652,176	—	5,558	105,309
Franklin Growth Opportunities Fund,
Class R6	62,061	4,379	(2,887)	63,553	2,633,657	—	1,321	138,593
Franklin International Small Cap Growth Fund,
Class R6	105,648	7,423	(4,863)	108,208	2,155,503	—	1,022	(24,970)
Franklin K2 Long Short Credit Fund, Class R6.	73,455	—	(73,455)	—	—[a]	—	39,966	(36,293)
Franklin LibertyQ Emerging Markets ETF	76,000	5,400	(3,700)	77,700	2,624,317	—	2,431	55,318
Franklin LibertyQ U.S. Equity ETF	49,900	3,400	(2,400)	50,900	1,457,084	4,508	925	(14,371)
Franklin Low Duration Total Return Fund,
Class R6	177,483	59,772	(63,256)	173,999	1,696,491	14,959	(10,180)	(5,062)
Franklin Mutual International Fund, Class R6 .	78,616	5,532	(3,622)	80,526	1,248,150	—	(81)	(36,611)
Franklin Pelagos Commodities Strategy Fund,
Class R6	108,629	144,287	—	252,916	1,689,478	—	—	(2,669)
Franklin Rising Dividends Fund, Class R6	34,398	2,434	(1,564)	35,268	2,099,503	—	1,399	(54,206)
Franklin Small Cap Growth Fund, Class R6	29,202	2,068	(1,309)	29,961	751,718	—	801	38,939
Franklin Strategic Income Fund, Class R6	22,315	7,599	(4,550)	25,364	245,269	2,598	(926)	(4,136)
Franklin U.S. Government Securities Fund,
Class R6	67,091	22,689	(13,653)	76,127	454,476	3,976	(5,640)	(2,777)
Franklin Utilities Fund, Class R6	43,825	3,669	(2,018)	45,476	817,664	5,820	(3,894)	(33,378)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	544,475	2,144,054	(1,949,357)	739,172	739,172	1,709	—	—
Templeton Foreign Fund, Class R6	173,344	12,429	(7,953)	177,820	1,367,435	—	235	(43,721)
Templeton Global Total Return Fund,
Class R6	79,140	23,972	(43,206)	59,906	727,258	7,500	(243)	8,723
Total Affiliated Securities					$29,783,014	$44,258	$32,254	$20,103

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities
Fund	—	11,671	(1,607)	10,064	$120,366	$—	$(85)	$462
Franklin Floating Rate Daily Access Fund,
Class R6	7,983	3,698	(1,706)	9,975	87,581	1,046	(173)	179
Franklin FTSE Europe ETF	25,000	3,400	(1,800)	26,600	668,192	—	(181)	(9,740)
Franklin FTSE Japan ETF	—	8,600	(300)	8,300	223,029	—	(197)	(11,967)
Franklin Growth Fund, Class R6	17,843	2,232	(911)	19,164	1,847,407	—	863	32,207
Franklin Growth Opportunities Fund,
Class R6	18,780	2,354	(862)	20,272	840,095	—	(129)	42,183
Franklin International Small Cap Growth Fund,
Class R6	33,224	4,111	(1,665)	35,670	710,542	—	2	(8,616)
Franklin K2 Long Short Credit Fund, Class R6.	21,844	94	(21,938)	—	—[a]	—	5,254	(4,158)
Franklin LibertyQ Emerging Markets ETF	22,200	2,800	(1,200)	23,800	803,845	—	716	16,071
Franklin LibertyQ U.S. Equity ETF	15,800	1,700	(900)	16,600	475,198	1,458	(29)	(4,677)
Franklin Low Duration Total Return Fund,
Class R6	55,284	25,282	(20,812)	59,754	582,602	5,034	(3,391)	(1,789)
Franklin Mutual International Fund, Class R6 .	24,624	3,067	(1,194)	26,497	410,699	—	(201)	(11,919)
Franklin Pelagos Commodities Strategy Fund,
Class R6	32,784	47,445	—	80,229	535,930	—	—	(955)
Franklin Rising Dividends Fund, Class R6	10,824	1,359	(551)	11,632	692,451	—	91	(17,743)
Franklin Small Cap Growth Fund, Class R6	9,307	1,164	(449)	10,022	251,457	—	82	12,587

|33

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Strategic Income Fund, Class R6	6,743	3,108	(1,441)	8,410	$81,325	$852	$(309)	$(1,374)
Franklin U.S. Government Securities Fund,
Class R6	18,864	8,657	(4,016)	23,505	140,327	1,215	(1,352)	(1,251)
Franklin Utilities Fund, Class R6	13,928	1,858	(656)	15,130	272,031	1,884	(1,322)	(10,210)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	122,197	1,199,829	(1,095,165)	226,861	226,861	595	—	—
Templeton Foreign Fund, Class R6	56,457	6,997	(2,830)	60,624	466,199	—	(173)	(14,736)
Templeton Global Total Return Fund,
Class R6	23,590	9,889	(13,822)	19,657	238,637	2,426	(437)	2,965
Total Affiliated Securities					$9,674,774	$14,510	$(971)	$7,519

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,355,700	6,300	(90,400)	1,271,600	$31,942,592	$—	$109,687	$(493,642)
Franklin FTSE Japan ETF	—	1,298,200	(12,700)	1,285,500	34,542,671	—	(10,345)	(1,988,942)
Franklin LibertyQ Emerging Markets ETF	3,701,700	17,000	(247,300)	3,471,400	117,246,535	—	1,177,080	1,786,039
Franklin LibertyQ U.S. Equity ETF	1,491,600	6,900	(99,500)	1,399,000	40,048,334	124,856	388,794	(695,669)
Franklin Pelagos Commodities Strategy Fund,
Class R6	7,495,307	8,622,345	—	16,117,652	107,665,913	—	—	(107,175)
Total Controlled Affiliates					$331,446,045	$124,856	$1,665,216	$(1,499,389)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,697,370	12,685	(178,880)	2,531,175	$183,535,526	$—	$6,094,123	$6,917,635
Franklin Emerging Market Debt Opportunities
Fund	—	3,849,406	(113,775)	3,735,631	44,678,150	—	(5,360)	149,425
Franklin Floating Rate Daily Access Fund,
Class R6	4,554,612	441,780	(155,245)	4,841,147	42,505,277	501,419	(13,862)	44,265
Franklin Growth Fund, Class R6	3,137,923	14,659	(208,103)	2,944,479	283,847,746	—	7,611,462	(1,013,448)
Franklin International Small Cap Growth Fund,
Class R6	5,695,077	26,364	(378,770)	5,342,671	106,425,994	—	1,272,308	(2,087,508)
Franklin K2 Alternative Strategies Fund,
Class R6	4,819,654	—	(4,819,654)	—	—[a]	—	5,140,936	(4,032,415)
Franklin Low Duration Total Return Fund,
Class R6	23,485,173	2,166,027	(5,227,240)	20,423,960	199,133,608	1,791,312	(2,323,795)	533,441
Franklin Mutual European Fund, Class R6	5,109,534	23,620	(339,710)	4,793,444	98,457,344	—	437,020	(1,970,321)
Franklin Rising Dividends Fund, Class R6	2,481,720	11,558	(164,458)	2,328,820	138,634,654	—	3,648,356	(6,811,539)
Franklin Small Cap Growth Fund, Class R6	898,062	4,204	(59,436)	842,830	21,146,599	—	282,176	906,769
Franklin Strategic Income Fund, Class R6	12,546,900	1,192,231	(430,299)	13,308,832	128,696,405	1,310,917	(80,149)	(2,395,760)
Franklin U.S. Government Securities Fund,
Class R6	22,962,139	2,138,649	(785,390)	24,315,398	145,162,926	1,220,923	(331,249)	(2,340,518)
Franklin Utilities Fund, Class R6	3,257,195	38,130	(215,991)	3,079,334	55,366,423	398,704	1,032,088	(3,766,003)
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	25,309	75,374,795	(36,172,391)	39,227,713	39,227,713	95,001	—	—
Templeton Foreign Fund, Class R6	11,216,882	51,951	(746,290)	10,522,543	80,918,358	—	1,267,728	(3,642,389)
Templeton Global Total Return Fund,
Class R6	10,484,568	963,246	(4,002,618)	7,445,196	90,384,678	899,146	359,267	908,276
Total Non-Controlled Affiliates					$1,658,121,401	$6,217,422	$24,391,049	$(18,600,090)
Total Affiliated Securities					$1,989,567,446	$6,342,278	$26,056,265	$(20,099,479)

[a]As of March 31, 2018, no longer held by the fund.

|34

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$1,322,436,128	$—	$—	$1,322,436,128
Short Term Investments	25,781,100	869,399	—	26,650,499
Total Investments in Securities	$1,348,217,228	$869,399	$—	$1,349,086,627

Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$782,897,262	$—	$—	$782,897,262
Short Term Investments	424	—	—	424
Total Investments in Securities	$782,897,686	$—	$—	$782,897,686

Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$4,459,217,489	$—	$—	$4,459,217,489
Short Term Investments	573,362	—	—	573,362
Total Investments in Securities	$4,459,790,851	$—	$—	$4,459,790,851

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$1,287,198,466	$—	$—	$1,287,198,466
Short Term Investments	24,818,798	1,025,382	—	25,844,180
Total Investments in Securities	$1,312,017,264	$1,025,382	$—	$1,313,042,646

Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$51,287,500	$—	$—	$51,287,500
Index-Linked Notes	—	5,123,375	—	5,123,375
Short Term Investments	277	—	—	277
Total Investments in Securities	$51,287,777	$5,123,375	$—	$56,411,152

|35

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$39,277,013	$—	$—	$39,277,013
Short Term Investments	632,214	—	—	632,214
Total Investments in Securities	$39,909,227	$—	$—	$39,909,227

Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$127,969,700	$—	$—	$127,969,700
Short Term Investments	2,631,748	—	—	2,631,748
Total Investments in Securities	$130,601,448	$—	$—	$130,601,448

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$47,978,690	$—	$—	$47,978,690
Short Term Investments	878,741	—	—	878,741
Total Investments in Securities	$48,857,431	$—	$—	$48,857,431

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$112,748,820	$—	$—	$112,748,820
Short Term Investments	2,014,744	57,364	—	2,072,108
Total Investments in Securities	$114,763,564	$57,364	$—	$114,820,928

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$38,631,761	$—	$—	$38,631,761
Short Term Investments	736,214	—	—	736,214
Total Investments in Securities	$39,367,975	$—	$—	$39,367,975

Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$79,271,934	$—	$—	$79,271,934
Short Term Investments	1,710,339	—	—	1,710,339
Total Investments in Securities	$80,982,273	$—	$—	$80,982,273

Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$32,556,983	$—	$—	$32,556,983
Short Term Investments	739,172	—	—	739,172
Total Investments in Securities	$33,296,155	$—	$—	$33,296,155

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$10,343,677	$—	$—	$10,343,677
Short Term Investments	226,861	—	—	226,861
Total Investments in Securities	$10,570,538	$—	$—	$10,570,538

|36

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$2,074,727,055	$—	$—	$2,074,727,055
Short Term Investments	39,227,713	1,330,886	—	40,558,599
Total Investments in Securities	$2,113,954,768	$1,330,886	$—	$2,115,285,654

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2018, is as follows:

Net Change in
Unrealized
Appreciation
						Net	Net		(Depreciation)
	Balance at		Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases/	Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes	$2,483,383	$—	$—	$(2,363,765)	$—	$—	$(119,618)	$—	$—
[a]The investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|37

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By _/s/Matthew T. Hinkle___

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle___

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2018

By /s/ Gaston Gardey_______

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 24, 2018